Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Net loss	$ (20,140)	$ (41,824)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	32,972	46,792
Stock-based compensation	9,235	11,102
Foreign currency transaction gain	(7,350)	(3,427)
Deferred income taxes	(1,581)	(3,327)
Change in fair value of obligations in connection with acquisitions	1,313	140
Impairment of other intangibles assets		1,779
Other items	1,509	636
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	2,524	11,294
Inventories	626	(3,024)
Net investment in sales-type leases	6,516	487
Other current assets and prepaid expenses	1,287	880
Other non-current assets	264	511
Accounts payable	5,066	2,112
Other current liabilities	(423)	(2,295)
Deferred revenues	604	2,084
Other non-current liabilities	3,809	14,556
Net cash provided by operating activities	36,231	38,476
Cash flows from investing activities
Purchase of property and equipment	(11,291)	(21,079)
Investment in unconsolidated entities	(2,548)	(23,064)
Purchase of intangible assets	(677)	(771)
Proceeds from maturities of short-term bank deposits		68,361
Investment in short-term bank deposits		(67,077)
Other investing activities	(163)	(142)
Net cash used in investing activities	(14,679)	(43,772)
Cash flows from financing activities
Repayment of current portion of long-term debt	(1,857)
Proceeds from exercise of stock options	2,215	711
Net cash provided by financing activities	358	711
Effect of exchange rate changes on cash and cash equivalents	3,107	875
Net change in cash and cash equivalents	25,017	(3,710)
Cash and cash equivalents, beginning of period	280,328	257,592
Cash and cash equivalents, end of period	305,345	253,882
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	630	583
Transfer of inventory to fixed assets	$ 3,354	$ 2,464